Basis of Preparation and Significant Accounting Policies (Details Narrative)	Oct. 04, 2019 $ / shares shares
Increase (Decrease) Through Allocation of Warrants Issued
Common stock, share issued	10
Common stock, shares outstanding	10
Common stock par value | $ / shares	$ 1
Description for adjusted of common stock	10-for-1 share